Capital Group Growth ETF
Investment portfolio
August 31, 2022
unaudited
Common stocks 96.59% Consumer discretionary 21.90%	Shares	Value (000)
Tesla, Inc.[1]	233,811	$64,441
Amazon.com, Inc.[1]	118,285	14,995
D.R. Horton, Inc.	124,465	8,856
Dollar General Corp.	34,936	8,294
Home Depot, Inc.	24,694	7,122
Chipotle Mexican Grill, Inc.[1]	3,511	5,606
Dollar Tree Stores, Inc.[1]	40,792	5,535
LVMH Moët Hennessy-Louis Vuitton SE	8,075	5,254
Las Vegas Sands Corp.[1]	128,364	4,830
Hermès International	2,661	3,430
Airbnb, Inc., Class A1	28,046	3,173
Booking Holdings, Inc.[1]	1,636	3,069
Target Corp.	17,842	2,861
Aramark	76,277	2,724
Royal Caribbean Cruises, Ltd.[1]	61,458	2,510
Burlington Stores, Inc.[1]	17,355	2,433
NVR, Inc.[1]	514	2,128
Darden Restaurants, Inc.	14,487	1,792
Etsy, Inc.[1]	13,207	1,395
Norwegian Cruise Line Holdings, Ltd.[1]	102,971	1,347
		151,795
Information technology 20.42%
Microsoft Corp.	146,617	38,336
Broadcom, Inc.	23,785	11,871
ASML Holding NV	14,785	7,201
ASML Holding NV (New York registered) (ADR)	7,717	3,781
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	84,829	7,070
Apple, Inc.	33,932	5,335
Wolfspeed, Inc.[1]	43,979	4,990
Applied Materials, Inc.	48,548	4,567
Mastercard, Inc., Class A	13,095	4,248
Salesforce, Inc.[1]	26,875	4,196
FleetCor Technologies, Inc.[1]	17,902	3,805
Micron Technology, Inc.	65,819	3,721
Tyler Technologies, Inc.[1]	9,591	3,563
Motorola Solutions, Inc.	14,221	3,461
Bill.com Holdings, Inc.[1]	21,273	3,444
ServiceNow, Inc.[1]	7,364	3,201
NVIDIA Corp.	19,781	2,986
Visa, Inc., Class A	13,682	2,719
Cloudflare, Inc., Class A1	37,491	2,346
MongoDB, Inc., Class A1	7,028	2,269
Fidelity National Information Services, Inc.	24,430	2,232
Genpact, Ltd.	45,582	2,141
RingCentral, Inc., Class A1	48,338	2,080
Capital Group Growth ETF — Page 1 of 6

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Unity Software, Inc.[1]	45,349	$1,937
Trimble, Inc.[1]	27,653	1,749
GoDaddy, Inc., Class A1	20,660	1,566
Ceridian HCM Holding, Inc.[1]	24,341	1,452
NetApp, Inc.	17,958	1,295
Concentrix Corp.	9,724	1,223
Shopify, Inc., Class A, subordinate voting shares[1]	37,747	1,195
Toast, Inc., Class A1	56,500	1,070
MicroStrategy, Inc., Class A1	2,057	476
		141,526
Health care 15.40%
UnitedHealth Group, Inc.	37,384	19,415
Regeneron Pharmaceuticals, Inc.[1]	27,393	15,917
Centene Corp.[1]	114,692	10,293
Intuitive Surgical, Inc.[1]	48,589	9,997
Alnylam Pharmaceuticals, Inc.[1]	46,058	9,519
Thermo Fisher Scientific, Inc.	13,364	7,288
Vertex Pharmaceuticals, Inc.[1]	20,966	5,907
Seagen, Inc.[1]	34,169	5,272
NovoCure, Ltd.[1]	60,343	4,956
Eli Lilly and Company	9,893	2,980
Edwards Lifesciences Corp.[1]	28,939	2,607
Moderna, Inc.[1]	16,830	2,226
AstraZeneca PLC	17,849	2,207
Danaher Corp.	8,143	2,198
Gilead Sciences, Inc.	29,183	1,852
Molina Healthcare, Inc.[1]	4,772	1,610
Horizon Therapeutics PLC[1]	24,604	1,457
Inari Medical, Inc.[1]	14,986	1,039
		106,740
Communication services 14.77%
Meta Platforms, Inc., Class A1	214,259	34,909
Alphabet, Inc., Class C1	132,019	14,410
Alphabet, Inc., Class A1	88,372	9,564
Netflix, Inc.[1]	84,981	18,999
Activision Blizzard, Inc.	70,391	5,525
Verizon Communications, Inc.	110,547	4,622
Charter Communications, Inc., Class A1	8,354	3,447
ZoomInfo Technologies, Inc.[1]	75,693	3,438
Frontier Communications Parent, Inc.[1]	85,804	2,210
Snap, Inc., Class A, nonvoting shares[1]	192,876	2,099
Comcast Corp., Class A	55,987	2,026
Pinterest, Inc., Class A1	49,234	1,134
		102,383
Industrials 9.40%
Carrier Global Corp.	221,599	8,669
Uber Technologies, Inc.[1]	286,082	8,228
TransDigm Group, Inc.	13,129	7,882
Jacobs Solutions, Inc.	58,780	7,323
Delta Air Lines, Inc.[1]	187,434	5,824
United Rentals, Inc.[1]	17,753	5,185
Caterpillar, Inc.	19,221	3,550
Capital Group Growth ETF — Page 2 of 6

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
MTU Aero Engines AG	16,635	$2,941
Ryanair Holdings PLC (ADR)[1]	38,373	2,790
Robert Half International, Inc.	34,301	2,640
Airbus SE, non-registered shares	26,383	2,595
United Airlines Holdings, Inc.[1]	51,034	1,787
Dun & Bradstreet Holdings, Inc.	120,646	1,719
Advanced Drainage Systems, Inc.	10,336	1,403
Boeing Company[1]	8,422	1,350
Axon Enterprise, Inc.[1]	11,095	1,294
		65,180
Financials 5.80%
Bank of America Corp.	373,637	12,558
First Republic Bank	32,334	4,909
S&P Global, Inc.	13,131	4,625
Capital One Financial Corp.	42,697	4,518
Western Alliance Bancorporation	32,561	2,498
KKR & Co., Inc.	46,071	2,329
MSCI, Inc.	4,777	2,146
Tradeweb Markets, Inc., Class A	28,859	2,008
SVB Financial Group[1]	4,237	1,723
Signature Bank	9,720	1,695
Blackstone, Inc., nonvoting shares	12,977	1,219
		40,228
Energy 5.05%
Canadian Natural Resources, Ltd. (CAD denominated)	189,632	10,396
Halliburton Company	315,175	9,496
Cenovus Energy, Inc.	370,135	6,944
EQT Corp.	59,020	2,821
ConocoPhillips	19,287	2,111
EOG Resources, Inc.	15,652	1,899
Suncor Energy, Inc.	40,159	1,299
		34,966
Materials 2.05%
Wheaton Precious Metals Corp.	116,791	3,562
Grupo México, SAB de CV, Series B	751,542	2,845
Linde PLC	8,144	2,304
Nutrien, Ltd.	20,725	1,903
CF Industries Holdings, Inc.	17,907	1,853
ATI, Inc.[1]	56,917	1,703
		14,170
Consumer staples 1.44%
Costco Wholesale Corp.	7,571	3,953
Altria Group, Inc.	68,476	3,090
Constellation Brands, Inc., Class A	12,008	2,954
		9,997
Utilities 0.36%
PG&E Corp.[1]	200,246	2,469
Total common stocks (cost: $690,000,000)		669,454
Capital Group Growth ETF — Page 3 of 6

unaudited
Short-term securities 3.33% Money market investments 3.33%	Shares	Value (000)
Capital Group Central Cash Fund 2.26%[2,3]	230,628	$23,058
Total short-term securities (cost: $23,055,000)		23,058
Total investment securities 99.92% (cost: $713,055,000)		692,512
Other assets less liabilities 0.08%		585
Net assets 100.00%		$693,097
Investments in affiliates3

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2022 (000)	Dividend income (000)
Short-term securities 3.33%
Money market investments 3.33%
Capital Group Central Cash Fund 2.26%[2]	$8,056	$35,405	$20,403	$(3)	$3	$23,058	$74
[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at August 31, 2022.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Growth ETF — Page 4 of 6

unaudited
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Capital Group Growth ETF — Page 5 of 6

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2022, all of the fund’s investments were classified as Level 1.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
ETGEFP1-302-1022O-S88439	Capital Group Growth ETF — Page 6 of 6